Award Timing Disclosure	12 Months Ended
Dec. 28, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not schedule the grant of any equity awards in anticipation of material, non-public information, and we do not schedule the disclosure of material, non-public information based on the timing of granting equity awards. Prior to fiscal 2026, the Compensation Committee’s practice has been to (i) grant RSUs for current employees annually on the second business day following the filing of our Annual Report on Form 10-K for the preceding fiscal year, and (ii) grant RSUs for newly hired individuals on the second business day following the filing of our most recent Annual Report on Form 10‑K or our Quarterly Report on Form 10-Q following the date of hire.
Beginning in fiscal 2026, the Compensation Committee determined that, for administrative purposes, it would establish March 1st as the grant date for the annual long-term incentive awards. From time to time, the Compensation
Committee may also determine to make special awards or approve vesting terms that differ from the annual grant terms. The Compensation Committee may also impose holding periods or other vesting terms and conditions as it deems necessary or appropriate.

Stock options may be granted only with an exercise price at or above the closing market price of our Common Stock on the date of grant. During fiscal 2025, no stock option grants were made to our NEOs.

Award Timing Method	Prior to fiscal 2026, the Compensation Committee’s practice has been to (i) grant RSUs for current employees annually on the second business day following the filing of our Annual Report on Form 10-K for the preceding fiscal year, and (ii) grant RSUs for newly hired individuals on the second business day following the filing of our most recent Annual Report on Form 10‑K or our Quarterly Report on Form 10-Q following the date of hire.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we do not schedule the disclosure of material, non-public information based on the timing of granting equity awards.
MNPI Disclosure Timed for Compensation Value	false